UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (91,948)	$ (6,112)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of operating lease right-of-use asset	0	356
Change in operating assets and liabilities:
Accounts receivable	0	(195,629)
Prepaid expense	780	750
Lease security deposit	0	(114)
Due from related party	0	(33)
Advances from customers	0	(29,070)
Accounts payable	0	195,232
Income taxes payable	2,189	19,113
Operating lease liabilities	0	(356)
Accrued liabilities and other payables	73,768	140,354
Net cash (used in) provided by operating activities	(15,211)	124,491
Cash flows from financing activities:
Deferred offering costs incurred	(74,125)	0
Net cash (used in) financing activities	(74,125)	0
Net (decrease) increase in cash	(89,336)	124,491
Cash, beginning	413,129	256,342
Cash, ending	323,793	380,833
Cash paid during the period for:
Interest	0	0
Income taxes	0	0
Non-Cash Activities:
Early termination of right-of-use assets and lease liabilities	$ 0	$ 6,080